Land use right, net (Tables) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2019
Schedule land use right
	December 31,
	2019	2018
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,070)	(1,921)

Net carrying amount	5,291	5,440

Amortization expense
	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Amortization expense	149	149	149

As of December 31, 2019, estimated future land use right amortization expense for the each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2020	149
2021	149
2022	149
2023	149
2024	149
Thereafter	4,546

Total	5,291